Intangible assets	12 Months Ended
Dec. 31, 2017
Intangible assets
Intangible assets

17.        Intangible assets

		Other
		intangible
	Goodwill	assets	Total
	USD’000	USD’000	USD’000
Cost
Balance at December 31, 2014	—	370,721	370,721
Additions	—	65,269	65,269
Expired and disposal	—	(44,813)	(44,813)
Balance at December 31, 2015	—	391,177	391,177
Business combination	3,933	8,088	12,021
Additions	—	67,936	67,936
Expired and disposal	—	(21,164)	(21,164)
Balance at December 31, 2016	3,933	446,037	449,970
Additions	—	34,461	34,461
Balance at December 31, 2017	3,933	480,498	484,431
Accumulated amortization and impairment
Balance at December 31, 2014	—	162,899	162,899
Amortization expense for the year	—	48,812	48,812
Expired and disposal	—	(44,813)	(44,813)
Balance at December 31, 2015	—	166,898	166,898
Amortization expense for the year	—	55,080	55,080
Expired and disposal	—	(20,589)	(20,589)
Balance at December 31, 2016	—	201,389	201,389
Amortization expense for the year	—	63,098	63,098
Balance at December 31, 2017	—	264,487	264,487
Balance at December 31, 2015	—	224,279	224,279
Balance at December 31, 2016	3,933	244,648	248,581
Balance at December 31, 2017	3,933	216,011	219,944